Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies [Abstract]
Commitments and contingent liabilities	Commitments and contingent liabilitiesPursuant to the licensing agreement with Ferring International Center S.A., the Group is required to pay a high single-digit percentage royalty on worldwide annual net sales of GLP-2. No present obligation for the royalty payments exists until such sales are incurred. The Group has no open litigations as of December 31, 2021. In addition, the Group enters into contracts in the normal course of business with CROs and other third parties, which may require the Group to make payments in the future. As the estimated amount and timing of the contingent payments are uncertain, the Group has not recognized any liabilities in the statement of financial position as of December 31, 2021.
Additionally, as a result of the Comet acquisition described in Note 6, the Group is required to pay up to USD 25,000 thousand based on the completion of several milestones related to successful development of the research programs within the Comet platform. As of December 31, 2021, the Group considers the probability for such milestones to be met as remote. Accordingly, as described in Note 6 the Group has not recognized any liabilities in the statement of financial position as of December 31, 2021, related to these contingent payments, which will be recognized when the payment becomes probable.
The breakdown of the contingent payments and the related milestones triggering the payment are disclosed below:

In thousands of USD	Payment
GLP Tox Study Initiation ……………………………………………............................................................................................................... ………….	5,000
First dosing of the first subject in the first Clinical Trial …………............................................................................................................... ………….	5,000
First dosing of the first subject in a Pivotal Trial ………………….............................................................................................................. ………….	15,000
Total.............................................................................................................. ………….	25,000